Revenue - Concentration Risk (Q2) (Details) - Customer Concentration Risk - Revenue from Contract with Customer Benchmark	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	71.00%	59.00%	72.00%	51.00%	62.00%	35.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		20.00%		24.00%		21.00%